Note 11 - Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of intangible assets [text block]
Note 11.	Goodwill and Intangible Assets

		Customer			Other intangible
[US$ thousands]	Goodwill	relationships	Technology	Trademarks	assets	Total
Cost:
Cost as of January 1, 2020	421,578	40,700	22,222	70,600	2,047	557,147
Additions (1)	-	-	6,553	-	2,287	8,840
Acquisition of a subsidiary (Note 3)	2,998	32	1,695	-	-	4,725
Disposals	-	-	-	-	-	-
Effect of movements in exchange rates	385	-	187	-	114	686
As of December 31, 2020	424,961	40,732	30,657	70,600	4,448	571,398
Additions (1)	-	-	4,031	-	5	4,036
Acquisition of a subsidiary (Note 3)	8,792	-	331	-	-	9,124
Disposals	-	-	-	-	(370)	(370)
Effect of movements in exchange rates	(294)	-	259	-	(5)	(40)
As of December 31, 2021	433,459	40,732	35,279	70,600	4,077	584,147

Amortization and impairment:
As of January 1, 2020	-	9,437	13,325	-	2,000	24,762
Amortization	-	3,013	6,674	-	2	9,689
Disposals	-	-	-	-	-	-
Effect of movements in exchange rates	-	(1)	-	-	33	32
As of December 31, 2020	-	12,449	19,999	-	2,035	34,483
Amortization	-	2,913	7,381	-	122	10,416
Impairment	3,081	-	1,596	-	947	5,624
Disposals	-	-	-	-	(223)	(223)
Effect of movements in exchange rates	-	-	(169)	-	12	(157)
As of December 31, 2021	3,081	15,362	28,807	-	2,893	50,142

Net book value as of December 31, 2020	424,961	28,283	10,658	70,600	2,413	536,915
Net book value as of December 31, 2021	430,378	25,370	6,472	70,600	1,185	534,005

_____________

(1)	Represents capitalized development expenditure net of grants received from the Norwegian government.

		Customer			Other intangible
	Goodwill	relationships	Technology	Trademarks	assets
Useful life	Indefinite	Up to 15 years	Up to 5 years	Indefinite	Up to 5 years
Amortization method		Straight-line	Straight-line		Straight-line

Goodwill is allocated to cash-generating units for the purpose of impairment testing. The allocation is made to those cash-generating units or groups of cash-generating units that are expected to benefit from the business combination in which the goodwill arose. The units or groups of units are identified at the lowest level at which goodwill is monitored for internal management purposes, which is the operating segments. A segment-level summary of the goodwill allocation is presented below.

[US$ thousands]	Browser and news	Other	Total
Carrying amount as of January 1, 2020	421,578	-	421,578
Addition from business combination (Note 3)	-	2,998	2,998
Effect of movements in exchange rates	-	385	385
Carrying amount as of December 31, 2020	421,578	3,383	424,961
Addition from business combination (Note 3)	8,792	-	8,792
Effect of movements in exchange rates	8	(302)	(294)
Impairment	-	(3,081)	(3,081)
Carrying amount as of December 31, 2021	430,378	-	430,378

Impairment Loss on Goodwill and Intangible Assets Related to European Fintech Business

In 2021, management at Opera decided to discontinue the proprietary mobile wallet service in Europe and instead prioritize working with third parties for the holding of actual funds and provision of payment solutions. As a result, Opera’s efforts have been focused on the Dify cashback offering and partner integrations. This strategic shift for the European fintech business resulted in Opera recognizing an impairment charge for goodwill of US$3.1 million, which was the carrying amount of goodwill that was recognized in the acquisition of PocoSys and allocated to the Other operating segment. It also resulted in Opera recognizing impairment loss of US$1.6 million for technology-related intangible assets that were used as part of the discontinued mobile wallet service.

Impairment Loss on Individual Intangible Asset

In 2021, Opera recognized an impairment charge of US$0.9 million for a license that is no longer needed and which management expects to dispose of in a sale transaction. The recoverable amount for the license was estimated to be US$1.1 million based on its fair value less costs of disposal.

Impairment Test for Goodwill and Other Intangible Assets Allocated to the Browser and News Segment

The goodwill allocated to the browser and news operating segment comprises goodwill recognized in 2016 in the acquisition of Opera Norway AS of US$421.6 million and US$8.8 million recognized in the acquisition of YoYo Games Limited in 2021. For impairment testing purposes, the segment also includes the Opera brand, a trademark with indefinite useful life, which has a carrying amount of US$70.6 million.

Opera performed the annual impairment test in the fourth quarter of 2021. The recoverable amount was measured as the value in use by estimating the present value of the future cash flows from the Browser and News segment. The projected cash flows were based on the most up-to-date forecast that had been approved by management and did not include cash flows arising from future enhancements of assets that have not been committed to and have not substantively commenced. The approved forecast is for 2022 only as management does not approve forecasts for a longer period. Because the length of the projection period for the cash flow forecast is into perpetuity, management identified a “steady state” set of assumptions for the cash flows based an approach where management estimated cash flows for the years 2023 to 2025 and then used the estimated cash flows in 2025 as the basis for the terminal value. This two-stage approach was aimed to take cash flows to a level at which they can be regarded as reflecting maintainable earnings and to the period in a mid-point of the cycle – i.e., not at peak or trough of the cycle. Beyond 2025, the cash flows were extrapolated using constant nominal growth rates.

The value-in-use calculation demonstrated that the recoverable amount exceeded the carrying amount of the CGUs comprising the browser and news operating segment, meaning goodwill allocated to the segment was not impaired. The sections below outline the key assumptions in the value-in-use calculation, including their sensitivities.

Cash Flows

Cash inflows in the Browser and News segment are expected to grow at an annualized rate of 16% over the projected period before reaching its long-term stable level. The cash inflows are forecasted for each product and country where there are sufficient and reliable data on which to base the projections. Forecasted cash outflows are partly based on actual costs in 2021 and a bottom-up assessment for the relevant operating unit. Operating expenditures are expected to grow in dollar terms but decline relative to revenue due to economies of scale.

Long-term Growth

In estimating the long-term growth in the terminal value, management estimated long-term GDP growth in the relevant regions. Management assumed no growth in the labor force as well as no improvement in labor productivity, which results in zero real GDP growth. Moreover, for estimating long-term inflation, management used IMF’s inflation estimates for 2026, broken down across regions as the basis. Based on this we estimated a long-term nominal growth rate of 1.9% (2020: 2.5%).

Discount Rate

The discount rate represents the current market assessment of the risks specific to the Browser and News segment. The discount rate was based on the estimated weighted average cost of capital (WACC), assuming cash flows in U.S. dollars. Based on the inputs listed below, the post-tax WACC used to discount the forecasted cash flows was 11.1% (2020: 11.8%). The derived pre-tax WACC was estimated to be 12.9% (2020: 13.7%).

●	Risk free rate: 1.60% (2020: 0.84%)
●	Market risk premium: 4.84% (2020: 4.97%)
●	Equity beta: 0.88 (2020: 0.91)
●	Country risk premium: 1.82% (2020: 3.17%)
●	Size premium: 3.42% (2020: 3.32%)
●	Equity to assets ratio: 100% (2020: 100%)

Sensitivity

Because the Browser and News segment is in a growth period, management considered changes of +/-5 percentage points for the revenue growth rate and +/-1 percentage point for the long-term growth and post-tax WACC to be reasonably possible changes. None of these reasonably possible changes would result in an impairment loss. Listed below are the thresholds by which Opera would recognize an impairment loss:

●	Decrease in annual revenue growth in the projected period of 7.8 percentage points.
●	Increase of WACC by more than 4.0 percentage points.
●	Decrease in the long-term growth rate of 6.3 percentage points (which would entail negative long-term growth rate).